GOVERNMENT SUBSIDIES	12 Months Ended
Dec. 31, 2011
GOVERNMENT SUBSIDIES
GOVERNMENT SUBSIDIES

20. GOVERNMENT SUBSIDIES

        For the years ended December 31, 2009, 2010 and 2011, the Group received nil, $88,147, $220,559 of government subsidies, respectively, mainly include subsidy from a government authority to encourage the Company's production in one specific film. There is no limitation on the use of the subsidies and the receipt of such subsidies does not subject the Group to any additional governmental regulations or future obligations. These amounts are recognized as subsidy income when received.